LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

(formerly, Loomis Sayles Global Markets Fund)

Supplement dated May 2, 2011 to the Loomis Sayles Global Equity and Income Fund Class A and C Prospectus and Class Y Prospectus, each dated February 1, 2011, as may be revised and supplemented from time to time.

Effective immediately, Mark B. Baribeau no longer serves as co-portfolio manager of the Loomis Sayles Global Equity and Income Fund (the “Fund”). All references to Mr. Baribeau are removed.

Daniel J. Fuss, Warren Koontz and David Rolley continue to serve as portfolio managers of the Fund.

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

(formerly, Loomis Sayles Global Markets Fund)

Supplement dated May 2, 2011 to the Natixis Funds Statement of Additional Information dated

February 1, 2011, as may be revised or supplemented from time to time.

Effective immediately, Mark B. Baribeau no longer serves as co-portfolio manager of the Loomis Sayles Global Equity and Income Fund (the “Fund”). All references to Mr. Baribeau are removed.

Daniel J. Fuss, Warren Koontz and David Rolley continue to serve as portfolio managers of the Fund.